Significant estimates and judgments (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting estimates [abstract]
Estimation of impairment of goodwill

(a)	Estimation of impairment of goodwill
The Group reviews the goodwill annually in accordance with the accounting policy in Note 3. The recoverable amount of the cash-generating unit (group) is determined based on the value-in-use
calculation. These calculations are based on estimates.

Income taxes

(b)	Income taxes
The Group is subject to tax laws from various countries. In the normal course of business, there are various types of transactions and different accounting methods that may add uncertainties to the decision of the final income taxes. The Group has recognized current and deferred taxes that reflect tax consequences based on the best estimates in which the Group expects, at the end of the reporting period, to recover or settle the carrying value of its assets and liabilities. However, actual income taxes in the future may not be identical to the recognized deferred tax assets and liabilities, and this difference can affect current and deferred tax at the period when the final tax effect is determined.

Fair value of financial instruments

(c)	Fair value of financial instruments
The fair values of financial instruments (e.g.
over-the-counter
derivatives) which are not actively traded in the market are determined by using valuation techniques. The Group determines valuation techniques and assumptions based on significant market conditions at the end of each reporting period. Diverse valuation techniques are used to determine the fair value of financial instruments, from generic valuation techniques to internally developed valuation models that incorporate various types of assumptions and variables.

Allowance for credit loss, guarantees and unused loan commitments

(d)	Allowance for credit loss, guarantees and unused loan commitments
The Group determines and recognizes allowances for losses on debt securities, loans and other receivables measured at amortized cost or FVOCI, and recognizes provisions for guarantees and unused loan commitments through impairment testing. The accuracy of allowances and provisions for credit losses are determined by the estimation of expected cash flows for individually assessed allowances, and methodology and assumptions used for collectively assessed allowances and provisions for groups of loans, guarantees and unused loan commitments.